Offerings - Offering: 1	May 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Amount Registered | shares	4,684,628
Proposed Maximum Offering Price per Unit | $ / shares	18.78
Maximum Aggregate Offering Price	$ 87,977,313.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,469.33
Offering Note
(1)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.25 per share, of Oceaneering International, Inc. (“Common Stock”) that may become issuable under the 2020 Incentive Plan of Oceaneering International, Inc., as amended and restated effective May 9, 2025, as a result of any future stock split, stock dividend, recapitalization, or other similar transactions pursuant to the terms thereof.
    Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of Common Stock as reported by the New York Stock Exchange on May 22, 2025.